Share Capital	12 Months Ended
Dec. 31, 2017
Share Capital [Abstract]
SHARE CAPITAL
NOTE 6:-	SHARE CAPITAL

On March 30, 2016, the Company issued 1,107,767 ordinary shares to its former Chief Executive Officer and to its CFO, in exchange for services received until December 31, 2015. The Company evaluated the Value of the shares at $28,490 based on the value of other shares issued to service providers in arm’s length transactions.

On March 2016, a related party converted his loan balance in the amount of $12,870 into share premium.

A Company share grants to its holder the right to receive an invitation to the general meetings, to participate and to vote in the general meetings, the rights to receive dividends, the rights to appoint directors and rights to net assets upon dissolution.

On September 11, 2014, the Company amended and restated its Articles of Association to remove the par value from the shares, so that all shares will be without par value, to increase the authorized capital of the company from 100,000 shares to 300,000,000 shares, and to perform a stock split of the outstanding shares in the ratio of 1 to 68,818.

As a result of the stock split, every ordinary share of the Company’s outstanding ordinary shares prior to the effect of that amendment was split and reclassified into 68,818 ordinary shares of the Company, and the number of outstanding ordinary shares of the Company was increased from 1,156.5 to 79,588,017 shares.

All share, stock option and per share information in these financial statements have been restated to reflect the stock split on a retroactive basis.

Since March 31, 2015, the Company’s ordinary shares are traded on the Over-The-Counter Bulletin Board. On August 24, 2015, the Company terminated its primary offering for the sale of up to 30,000,000 new ordinary shares. No ordinary shares were sold under the primary offering.

On March 30, 2016, the Company issued 1,107,767 ordinary shares to its former Chief Executive Officer and to its CFO, in exchange for services received until December 31, 2015. The Company evaluated the Value of the shares at $28,802. In addition, on March 30, 2016, the Company issued 1,014,470 ordinary shares to services providers, in exchange for services received until December 31, 2015. The Company evaluated the Value of the shares at $26,755 based on the value of service provided.

On October 26, 2016 the Company issued 270,000 ordinary shares of the Company for total consideration of $10,000.

The Company entered into an Investment Agreement (the “Investment Agreement”) with four entities located in China (the “Investors”), dated February 17, 2017, and an Amendment to the Investment Agreement, also dated February 17, 2017, for total equity investment of $2 million in the Company. Pursuant to the terms of the Investment Agreement, as amended, in consideration for the Investors’ investment of $2 million, the Company will issue to the Investors 35,256,844 ordinary shares, representing approximately 30% of the Company’s issued share capital. Of which $200,000 was paid as First Private Placement and the remaining amount will be paid at the closing of this investment transaction which was scheduled to take place on April 30, 2017.

The Investor decided not to continue with the second payment and therefore the agreement was void. The amounts received were recorded as receipts on account of shares not yet issued. The amount of shares to be issued are not certain.

On October 2, 2017 the Company entered into a Private Placement Subscription Agreement with an investor according to which the Company issued the investor 1,000,000 units, each unit consist of one ordinary shares of the Company and one non-transferable ordinary share purchase warrant entitling the holder to purchase one share of the Company for a period of three years at a purchase price of $0.085 per warrant share. The total consideration of the 1,000,000 units was $85,000.

Share based payments

During the first and second quarters of 2014, the Company signed several share based payments agreements according to which the Company issued 860,225 ordinary shares of the Company to consultants for raising capital. The shares were valued at $18,761 based on the price of recent shares sold. The value of the shares was offset against share premium.

On May 12, 2014, the Company signed an agreement with a consultant according to which the consultant would provide fund raising services. Based on the agreement, the Company issued the consultant 289,036 options on Company’s shares. The Company evaluated the value of the 289,036 options on shares at $7,502. The value of the options was offset against share premium.

A summary of the status of the stock options granted to non-employees as of December 31, 2016:

	Number of Options	Weighted Average Exercise Price

Outstanding at January 1, 2015	-	-
Granted during the period	289,036	0.026
Outstanding at December 30, 2015	289,036	0.026
Granted during the period	-	-
Outstanding at December 30, 2016	289,036	0.026
Granted during the period	-	-
Outstanding at December 30, 2017	289,036	0.026

Number of options exercisable at December 31, 2017 and 2016	289,036